UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     /s/ Jennifer M. Pulick     New York, NY     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $695,021 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     1081    33219 SH       SOLE                    33219        0        0
BANK OF AMERICA CORPORATION    COM              060505104      533    40000 SH       SOLE                    40000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109       41    50000 SH       SOLE                    50000        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    12695  1050000 SH       SOLE                  1050000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     1174    23180 SH       SOLE                    23180        0        0
CHEMTURA CORP                  COM NEW          163893209    66666  3875954 SH       SOLE                  3875954        0        0
CINEMARK HOLDINGS INC          COM              17243V102      387    20000 SH       SOLE                    20000        0        0
CIT GROUP INC                  COM NEW          125581801   102043  2398181 SH       SOLE                  2398181        0        0
DOMINOS PIZZA INC              COM              25754A201      782    42436 SH       SOLE                    42436        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    28377  2234417 SH       SOLE                  2234417        0        0
EXCO RESOURCES INC             COM              269279402   121820  5896407 SH       SOLE                  5896407        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103     1180   360900 SH       SOLE                   360900        0        0
GRAHAM PACKAGING CO INC        COM              384701108     1565    89779 SH       SOLE                    89779        0        0
HEADWATERS INC                 COM              42210P102      118    20000 SH       SOLE                    20000        0        0
KINDRED HEALTHCARE INC         COM              494580103     2078    87000 SH       SOLE                    87000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    84864  2145728 SH       SOLE                  2145728        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     1559    65322 SH       SOLE                    65322        0        0
MACYS INC                      COM              55616P104     1164    48000 SH       SOLE                    48000        0        0
MOTRICITY INC                  COM              620107102     5627   374401 SH       SOLE                   374401        0        0
OFFICE DEPOT INC               COM              676220106     8103  1750000 SH       SOLE                  1750000        0        0
QUAD / GRAPHICS INC            COM CL A         747301109    16582   389792 SH       SOLE                   389792        0        0
REGAL ENTMT GROUP              CL A             758766109     1107   177500 SH       SOLE                   177500        0        0
ROCK-TENN CO                   CL A             772739207     1734    25000 SH       SOLE                    25000        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106     1682    95540 SH       SOLE                    95540        0        0
SELECT COMFORT CORP            COM              81616X103     1057    87632 SH       SOLE                    87632        0        0
SEMGROUP CORP                  CL A             81663A105    18322   650641 SH       SOLE                   650641        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    30157  1086339 SH       SOLE                  1086339        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100      325    70000 SH       SOLE                    70000        0        0
STERLING FINL CORP WASH        COM NEW          859319303    25379  1515155 SH       SOLE                  1515155        0        0
STERLING FINL CORP WASH        COM NEW          859319303     5025   300000 SH       SOLE                   300000        0        0
SUPERVALU INC                  COM              868536103      357    40000 SH       SOLE                    40000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      980    21688 SH       SOLE                    21688        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     2177    43705 SH       SOLE                    43705        0        0
VISTEON CORP                   COM NEW          92839U206   145226  2323989 SH       SOLE                  2323989        0        0
VISTEON CORP                   COM NEW          92839U206     1296    20742 SH       SOLE                    20742        0        0
WELLPOINT INC                  COM              94973V107     1758    25183 SH       SOLE                    25183        0        0